Risk Management Section - Gross Carrying amount per IFRS 9 stage and rating class (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Financial assets	€ 878,985	€ 876,444
Gross carrying amount [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Financial assets	869,284
Gross carrying amount [member] | In accordance with IFRS 9 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Financial assets	817,247
Gross carrying amount [member] | In accordance with IFRS 9 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Financial assets	41,082
Gross carrying amount [member] | In accordance with IFRS 9 [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Financial assets	10,955
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
Financial assets	75,144
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 1 (AAA) [Member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Financial assets	75,144
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 3 (AA) [member]
Disclosure of credit risk exposure [line items]
Financial assets	83,020
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 3 (AA) [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Financial assets	82,992
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 3 (AA) [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Financial assets	28
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 6 (A) [member]
Disclosure of credit risk exposure [line items]
Financial assets	132,204
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 6 (A) [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Financial assets	131,931
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 6 (A) [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Financial assets	273
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 9 (BBB) [member]
Disclosure of credit risk exposure [line items]
Financial assets	300,354
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 9 (BBB) [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Financial assets	295,449
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 9 (BBB) [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Financial assets	4,905
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 12 (BB) [member]
Disclosure of credit risk exposure [line items]
Financial assets	202,568
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 12 (BB) [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Financial assets	194,643
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 12 (BB) [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Financial assets	7,925
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 15 (B) [Member]
Disclosure of credit risk exposure [line items]
Financial assets	55,099
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 15 (B) [Member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Financial assets	36,683
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 15 (B) [Member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Financial assets	18,416
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 17 (CCC) [member]
Disclosure of credit risk exposure [line items]
Financial assets	4,472
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 17 (CCC) [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Financial assets	405
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 17 (CCC) [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Financial assets	4,067
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 18 (CC) [member]
Disclosure of credit risk exposure [line items]
Financial assets	3,253
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 18 (CC) [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Financial assets	3,253
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 19 (C) [member]
Disclosure of credit risk exposure [line items]
Financial assets	2,216
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 19 (C) [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Financial assets	2,216
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	10,955
Gross carrying amount [member] | In accordance with IFRS 9 [member] | 20-22 (D) | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Financial assets	10,955
Provisions [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Financial assets	4,646
Provisions [member] | In accordance with IFRS 9 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Financial assets	490
Provisions [member] | In accordance with IFRS 9 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Financial assets	881
Provisions [member] | In accordance with IFRS 9 [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Financial assets	3,275
Provisions [member] | In accordance with IFRS 9 [member] | 1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1
Provisions [member] | In accordance with IFRS 9 [member] | 1 (AAA) [Member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Financial assets	1
Provisions [member] | In accordance with IFRS 9 [member] | 3 (AA) [member]
Disclosure of credit risk exposure [line items]
Financial assets	3
Provisions [member] | In accordance with IFRS 9 [member] | 3 (AA) [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Financial assets	3
Provisions [member] | In accordance with IFRS 9 [member] | 6 (A) [member]
Disclosure of credit risk exposure [line items]
Financial assets	11
Provisions [member] | In accordance with IFRS 9 [member] | 6 (A) [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Financial assets	11
Provisions [member] | In accordance with IFRS 9 [member] | 9 (BBB) [member]
Disclosure of credit risk exposure [line items]
Financial assets	61
Provisions [member] | In accordance with IFRS 9 [member] | 9 (BBB) [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Financial assets	55
Provisions [member] | In accordance with IFRS 9 [member] | 9 (BBB) [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Financial assets	6
Provisions [member] | In accordance with IFRS 9 [member] | 12 (BB) [member]
Disclosure of credit risk exposure [line items]
Financial assets	263
Provisions [member] | In accordance with IFRS 9 [member] | 12 (BB) [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Financial assets	209
Provisions [member] | In accordance with IFRS 9 [member] | 12 (BB) [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Financial assets	54
Provisions [member] | In accordance with IFRS 9 [member] | 15 (B) [Member]
Disclosure of credit risk exposure [line items]
Financial assets	569
Provisions [member] | In accordance with IFRS 9 [member] | 15 (B) [Member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Financial assets	202
Provisions [member] | In accordance with IFRS 9 [member] | 15 (B) [Member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Financial assets	367
Provisions [member] | In accordance with IFRS 9 [member] | 17 (CCC) [member]
Disclosure of credit risk exposure [line items]
Financial assets	153
Provisions [member] | In accordance with IFRS 9 [member] | 17 (CCC) [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Financial assets	7
Provisions [member] | In accordance with IFRS 9 [member] | 17 (CCC) [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Financial assets	146
Provisions [member] | In accordance with IFRS 9 [member] | 18 (CC) [member]
Disclosure of credit risk exposure [line items]
Financial assets	160
Provisions [member] | In accordance with IFRS 9 [member] | 18 (CC) [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Financial assets	160
Provisions [member] | In accordance with IFRS 9 [member] | 19 (C) [member]
Disclosure of credit risk exposure [line items]
Financial assets	148
Provisions [member] | In accordance with IFRS 9 [member] | 19 (C) [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Financial assets	148
Provisions [member] | In accordance with IFRS 9 [member] | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	3,275
Provisions [member] | In accordance with IFRS 9 [member] | 20-22 (D) | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Financial assets	3,275
Loan Commitments [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	869,284	846,244
Loan Commitments [Member] | Gross carrying amount [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Financial assets	817,247	788,537
Loan Commitments [Member] | Gross carrying amount [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Financial assets	41,082	46,949
Loan Commitments [Member] | Gross carrying amount [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Financial assets	10,955	10,758
Loan Commitments [Member] | Provisions [member]
Disclosure of credit risk exposure [line items]
Financial assets	4,646	4,568	€ 5,316
Loan Commitments [Member] | Provisions [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Financial assets	490	501	438
Loan Commitments [Member] | Provisions [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Financial assets	881	925	955
Loan Commitments [Member] | Provisions [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Financial assets	€ 3,275	€ 3,141	€ 3,923